Financial Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management Policy [Abstract]
Schedule of Éxito Group’s Financial Instruments

At December 31, 2024 and 2023 Éxito Group’s financial instruments were comprised of:

	As at December 31,
	2024	2023
Financial assets
Cash and cash equivalents (Note 7)	1,345,710	1,508,205
Trade receivables and other receivables (Note 8)	670,158	717,269
Accounts receivables from related parties (Note 10) (3)	37,664	52,145
Financial assets (Note 12)	19,666	27,466
Total financial assets	2,073,198	2,305,085

Financial liabilities
Trade payables and other accounts payable (Note 23)	4,430,674	5,286,126
Loans and borrowings (Note 20)	2,258,449	1,266,205
Lease liabilities (Note 15)	1,984,244	1,567,959
Derivative instruments and collections on behalf of third parties (Note 25)	60,481	139,810
Accounts payable to related parties (Note 10) (4)	43,757	55,617
Total financial liabilities	8,777,605	8,315,717

Net (liability) exposure	(6,704,407)	(6,010,632)

Schedule of Statement of Financial Position in Relation to Internal and External Regulatory Requirements	Additionally, the group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets required to meet them, monitoring liquidity ratios on the statement of financial position in relation to internal and external regulatory requirements, and maintaining debt financing plans.
	As at December 31,
	2024	2023
Rating
BB+	340,101	626,259
BB-	17,144	41,574
N/A (*)	795,812	809,535
Total cash at banks and on hand	1,153,057	1,477,368

(*)	N/A: No available.

Schedule of Maturities Éxito Group’s Financial Liabilities

The following table shows a profile of maturities of Éxito Group’s financial liabilities based on non-discounted contractual payments arising from the relevant agreements.

At December 31, 2024	Less than 1 year	From 1 to 5 years	More than 5 years	Total
Lease liabilities	406,060	1,017,860	1,087,914	2,511,834
Other relevant contractual liabilities	1,655,488	303,007	8,974	1,967,469
Total	2,061,548	1,320,867	1,096,888	4,479,303

At December 31, 2023	Less than 1 year	From 1 to 5 years	More than 5 years	Total
Lease liabilities	378,806	938,113	766,452	2,083,371
Other relevant contractual liabilities	619,150	303,912	29,137	952,199
Total	997,956	1,242,025	795,589	3,035,570

Schedule of Significant Variance Among the Three Scenarios

The sensitivity analysis did not result in significant variance among the three scenarios. Potential changes are as follows:

Operations	Risk	Balance at December 31, 2024	Market forecast
			Scenario I	Scenario II	Scenario III
Borrowings	Changes in interest rates	1,907,673	1,890,011	1,892,999	1,887,024

Schedule of the Parent Company and its Colombian Subsidiaries

At December 31, 2024, the parent company and its colombian subsidiaries have acquired the following insurance policies to mitigate the risks associated with the entire operation:

Insurance lines of coverage	Coverage limits	Coverage
All risk, damages and loss of profits	In accordance with replacement and reconstruction amounts, with a maximum limit of liability for each policy.

Losses or sudden and unforeseen damage and incidental damage sustained by covered property, directly arising from any event not expressly excluded. Covers buildings, furniture and fixtures, machinery and equipment, goods, electronic equipment, facility improvements, loss of profits and other property of the insured party.

Transport of goods and money	In accordance with the statement of transported values and a maximum limit per dispatch. Differential limits and sub-limits apply by coverage.	Property and goods owned by the insured that are in transit, including those on which it has an insurable interest.
Extracontractual civil liability	Differential limits and sublimits per coverage apply.	Covers damages caused to third parties during the operation.
Director’s and officers’ third party liability insurance	Differential limits and sub-limits apply by coverage.	Covers claims against directors and officers arising from error or omission while in office.
Deception and financial risks	Differential limits and sub-limits apply by coverage.	Loss of money or securities in premises or in transit. Willful misconduct of employees that result in financial loss.
Group life insurance and personal accident insurance	The insured amount relates to the number of wages defined by the Company.	Death and total and permanent disability arising from natural or accidental events.
Vehicles	There is a defined ceiling per each coverage	Third party liability. Total and partial loss - Damages. Total and partial loss - Theft Earthquake Other coverages as described in the policy.
Cyber risk	Differential limits and sub-limits apply by coverage.	Direct losses arising from malicious access to the network and indirect losses from third party liability whose personal data have been affected by an event covered by the policy.